Fair value measurement (Details) - Fair Value, Recurring - USD ($)		Sep. 30, 2022		Dec. 31, 2021
Fair value of the other financial instruments
Liabilities:
Derivative financial instruments		$ 0	[1]	$ 0
Total liabilities		0		0
Fair Value
Liabilities:
Derivative financial instruments		(6,982,500)	[1]	(32,226)
Total liabilities		(6,982,500)		(32,226)
Book value
Liabilities:
Derivative financial instruments		(6,982,500)	[1]	(32,226)
Total liabilities		(6,982,500)		(32,226)
Level 1
Liabilities:
Derivative financial instruments		0	[1]	0
Total liabilities		0		0
Level 2
Liabilities:
Derivative financial instruments		(6,982,500)	[1]	(32,226)
Total liabilities		(6,982,500)		(32,226)
Level 3
Liabilities:
Derivative financial instruments	[1]	0
Total liabilities		0
Total
Liabilities:
Derivative financial instruments		(6,982,500)	[1]	(32,226)
Total liabilities		$ (6,982,500)		$ (32,226)

[1]	Refers to the Private Placement Warrants.